Note A - The Company and Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023	Dec. 22, 2022	Dec. 31, 2021
Percentage of Support and Maintenance Revenue to License Cost	18.00%
Capitalized Contract Cost, Amortization Period (Year)	4 years
Contract with Customer, Liability, Total	$ 515,000	$ 693,000		$ 633,000
Debt Instrument, Face Amount			$ 2,200,000
Measurement Input, Default Rate [Member]
Debt Instrument, Measurement Input			0.18
Principal Upon Default [Member]
Debt Instrument, Measurement Input			0.30
Measurement Input, Discount Rate [Member]
Debt Instrument, Measurement Input			0.1518
Measurement Input, Likelihood of Default [Member]
Debt Instrument, Measurement Input			0.50
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period	3 years
Debt Instrument, Interest Rate, Stated Percentage			10.00%
Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage			12.00%